Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2024
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

18.   Right-of-use assets and lease liabilities

18.1. Breakdown of balances

Lease of properties and equipment	2024	2023
Average annual depreciation rates (%)	20 to 30	20 to 30
Cost	6,505	5,129
Accumulated depreciation	(4,008)	(2,595)
Net balance	2,497	2,534

18.2. Changes in Lease of properties and equipment

The following table shows the changes in the right-of-use assets:

	2024	2023
Balance at the Beginning year	2,534	4,604
New lease agreements	3,304	-
Remeasurement	(1,928)	(184)
Depreciation	(2,387)	(2,007)
Write-off	974	121
Balance at the End of the year	2,497	2,534

On December 31, 2024, the Company had lease agreements corresponding mainly to the lease of third-party properties, with an average term of 2 to 5 years. The amount of the lease liability obligation in 2024 is R$2,820 (In 2023 R$2,808).

The change in the Company's lease liability balance to December 31, 2024 and 2023 occurred as follows:

				Changes in cash		Changes not affecting cash
	Current	Non- current	Balance on December 31, 2023	Lease payments	Interest paid	Lease termination	Remeasurements and new contracts	Interest	Balance on December 31, 2024	Current	Non- Current
Lease of properties and equipment	2,056	752	2,808	(2,505)	(327)	(1,180)	3,438	586	2,820	1,511	1,309

				Changes in cash		Changes not affecting cash
	Current	Non- current	Balance on December 31, 2022	Lease payments	Interest paid	Lease termination	Remeasurements and new contracts	Interest	Balance on December 31, 2023	Current	Non- Current
Lease of properties and equipment	1,992	2,824	4,816	(1,995)	(327)	(63)	-	377	2,808	2,056	752

The discount rate adopted by the Company was 15.44% p.a. for property and equipment rental contracts.